Rule 497(e)
                                                               File No.  2-89550


                         FutureFunds Series Account of
                   Great-West Life & Annuity Insurance Company
                           Effective November 30, 2000


On page 6 of the prospectus under the heading "Eligible Fund Annual Expenses," please delete the disclosure provided regarding the INVESCO Dynamics Fund and replace with the following:


                                                                              Total
Eligible Fund                     Management              Other            Eligible Fund
                                    fees                  expenses         expenses

INVESCO Dynamics Fund              0.52%                  0.55%               1.07%

For the INVESCO Dynamics Fund, because the Fund pays 12b-1 distribution fees of 0.25%, which are based upon the Fund's assets, fees may exceed the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc

On page 7, under the heading "Examples," please delete the disclosure provided regarding the INVESCO Dynamics Fund and replace with the following:

If you make a total withdrawal at the end of the applicable time period, you would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge that is assessed as a daily deduction from the Investment Divisions and Contingent Deferred Sales Charge under any Group Contract:

Investment Division        1 Year           3 Year            5 Year           10 Year
-------------------        ------           ------            ------           -------

INVESCO Dynamics Fund      $84.18           $138.15           $200.34           $338.53

On page 8, under the heading "Examples," please delete the disclosure provided regarding the INVESCO Dynamics Fund and replace with the following:

If you continue your interest under the Group contract, or if you elect to take annuity payments, at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an assessment of the maximum mortality and expense risk charge that is assessed as a daily deduction from the Investment Divisions:

Investment Division        1 Year           3 Year            5 Year           10 Year
-------------------        ------           ------            ------           -------

INVESCO Dynamics Fund      $24.18           $78.15            $140.34           $338.53